Investment Risks	Dec. 31, 2025
Cromwell CenterSquare Real Estate Fund - Investor and Institutional Classes | Cromwell CenterSquare Real Estate Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	In addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.
Cromwell CenterSquare Real Estate Fund - Investor and Institutional Classes | Cromwell CenterSquare Real Estate Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Cromwell CenterSquare Real Estate Fund - Investor and Institutional Classes | Cromwell CenterSquare Real Estate Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversified Fund Risk. The Fund is non-diversified and therefore a greater percentage of holdings may be focused in a small number of issuers or a single issuer, which can place the Fund at greater risk. Notwithstanding the Fund’s status as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund intends to qualify as a regulated investment company accorded special tax treatment under the Internal Revenue Code, which imposes its own diversification requirements that are less restrictive than the requirements applicable to “diversified” investment companies under the 1940 Act.
Cromwell CenterSquare Real Estate Fund - Investor and Institutional Classes | Cromwell CenterSquare Real Estate Fund | IPORisk [Member]
Prospectus [Line Items]
Risk [Text Block]	IPO Risk. The prices of stocks purchased in initial public offerings (“IPOs”) can be very volatile and tend to fluctuate more widely than stocks of companies that have been publicly traded for a longer period of time. The effect of IPOs on the Fund’s performance depends on a variety of factors.
Cromwell CenterSquare Real Estate Fund - Investor and Institutional Classes | Cromwell CenterSquare Real Estate Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management Risk. Because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that the Sub-Adviser’s investment techniques and risk analysis will produce the desired result.
Cromwell CenterSquare Real Estate Fund - Investor and Institutional Classes | Cromwell CenterSquare Real Estate Fund | Market Changes Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Changes Risk. The value of the Fund’s investments may change because of broad changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility and increased redemptions. Such conditions may add significantly to the risk of volatility in the net asset value (“NAV”) of the Fund’s shares.
Cromwell CenterSquare Real Estate Fund - Investor and Institutional Classes | Cromwell CenterSquare Real Estate Fund | Exchange Traded Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Exchange-Traded Fund Risk. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying ETFs purchased or sold by the Fund could result in losses on the Fund’s investment in ETFs. ETFs also have management fees that increase their costs versus the costs of owning the underlying securities directly. The Fund may purchase shares of ETFs at prices that exceed the net asset value of their underlying investments (i.e., premium) and may sell shares of ETFs at prices below such net asset value (i.e., discount), and the Fund will likely incur brokerage costs when it purchases and sells ETFs. Due to the costs of buying or selling shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments. Additionally, supply and demand for shares of an ETF or market disruptions may cause the market price of the ETF to deviate from the value of the ETF’s investments, which may lead to widening of the bid-ask spread quoted throughout the day and may be exacerbated in less liquid or volatile markets.

Cromwell CenterSquare Real Estate Fund - Investor and Institutional Classes | Cromwell CenterSquare Real Estate Fund | Recent Market Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent months and years due to a number of economic, political and global macro factors including rising inflation, tariffs, trade disputes, the possibility of a national or global recession, the war between Russia and Ukraine,the conflict between Israel and Hamas, and the war between the U.S. and Iran. Inflation, rapid fluctuations in inflation rates and, tariffs and trade disputes may have negative effects on the economies and securities markets of the United States and other countries. Pandemics and epidemics have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds’ investments. The ongoing armed conflict between Ukraine and Russia in Europe, Israel and Hamas in the Middle East, and the war between the U.S. and Iran could have severe adverse effects on the regional or global economies and the markets for certain securities.

Cromwell CenterSquare Real Estate Fund - Investor and Institutional Classes | Cromwell CenterSquare Real Estate Fund | Large Capitalization Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Large-Capitalization Stock Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large-capitalization companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
Cromwell CenterSquare Real Estate Fund - Investor and Institutional Classes | Cromwell CenterSquare Real Estate Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk. Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in a portfolio manager’s ability to anticipate such changes that can adversely affect the value of the Fund’s holdings.
Cromwell CenterSquare Real Estate Fund - Investor and Institutional Classes | Cromwell CenterSquare Real Estate Fund | Real Estate Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Real Estate Industry Risk. Investments in the Fund may be subject to many of the same risks as a direct investment in real estate. The stock prices of companies in the real estate industry, including REITs, are typically sensitive to changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, as well as the management skill and creditworthiness of the issuer. REITs also depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders and are subject to the risk of failing to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).
Cromwell CenterSquare Real Estate Fund - Investor and Institutional Classes | Cromwell CenterSquare Real Estate Fund | Changing Distribution Level Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Changing Distribution Level Risk. The Fund will normally receive income which may include interest, dividends and/or capital gains, depending upon its investments. The distribution amount paid by the Fund will vary and generally depends on the amount of income the Fund earns (less expenses) on its portfolio holdings, and capital gains or losses it recognizes. A decline in the Fund’s income or net capital gains arising from its investments may reduce its distribution level.
Cromwell CenterSquare Real Estate Fund - Investor and Institutional Classes | Cromwell CenterSquare Real Estate Fund | Small And Mid Capitalization Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Small- and Mid-Capitalization Stock Risk. Stocks of mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than stocks of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks.
Cromwell CenterSquare Real Estate Fund - Investor and Institutional Classes | Cromwell CenterSquare Real Estate Fund | Mid Cap Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mid-Cap Securities Risk. Equity securities of mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than equity securities of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks.
Cromwell CenterSquare Real Estate Fund - Investor and Institutional Classes | Cromwell CenterSquare Real Estate Fund | REITInvestment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	REIT Investment Risk. The Fund’s investments in REITs will, among other things, be subject to many of the same risks as a direct investment in real estate. The stock prices of companies in the real estate industry, including REITs, are typically sensitive to changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, as well as the management skill and creditworthiness of the issuer.
Cromwell CenterSquare Real Estate Fund - Investor and Institutional Classes | Cromwell CenterSquare Real Estate Fund | Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sector Risk. The Fund may invest a significant portion of its assets in particular sectors of the economy and, therefore, the performance of the Fund could be negatively impacted and especially sensitive to developments and events that affect those particular sectors.
Cromwell Long Short Fund - Investor and Institutional Classes | Cromwell Long Short Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	In addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.
Cromwell Long Short Fund - Investor and Institutional Classes | Cromwell Long Short Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Cromwell Long Short Fund - Investor and Institutional Classes | Cromwell Long Short Fund | Short Selling Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Short Selling Risk. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. Because losses on short sales arise from increases in the value of the security sold short, such losses are theoretically unlimited. The Fund also may be required to pay a premium and other transaction costs, which would increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale.

By investing the proceeds received from selling securities short, the Fund could be deemed to be employing a form of leverage, which creates special risks. The use of leverage may increase the Fund’s exposure to long positions and make any change in the Fund’s NAV greater than it would be without the use of leverage. This could result in increased volatility of returns.

Cromwell Long Short Fund - Investor and Institutional Classes | Cromwell Long Short Fund | Value Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Value Investing Risk. A value stock may decrease in price or may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company’s value or the factors that the portfolio manager believes will cause the stock price to increase do not occur.
Cromwell Long Short Fund - Investor and Institutional Classes | Cromwell Long Short Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management Risk. Because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that the Sub-Adviser’s investment techniques and risk analysis will produce the desired result.
Cromwell Long Short Fund - Investor and Institutional Classes | Cromwell Long Short Fund | Market Changes Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Changes Risk. The value of the Fund’s investments may change because of broad changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility and increased redemptions. Such conditions may add significantly to the risk of volatility in the net asset value (“NAV”) of the Fund’s shares.
Cromwell Long Short Fund - Investor and Institutional Classes | Cromwell Long Short Fund | Other Investment Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Other Investment Companies Risk. Investing in other investment companies subjects the Fund to those risks affecting the investment companies themselves, including the possibility that the value of the underlying securities held by an investment company could decrease or an investment company’s portfolio becomes illiquid. Additionally, an investment company may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Fund’s performance. To the extent that the Fund invests in other investment companies, investors in the Fund will bear both their proportionate share of expenses in the Fund and, indirectly, the expenses of the investment companies in which the Fund invests.
Cromwell Long Short Fund - Investor and Institutional Classes | Cromwell Long Short Fund | Recent Market Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent months and years due to a number of economic, political and global macro factors including rising inflation, tariffs, trade disputes, the possibility of a national or global recession, the war between Russia and Ukraine,the conflict between Israel and Hamas, and the war between the U.S. and Iran. Inflation, rapid fluctuations in inflation rates and, tariffs and trade disputes may have negative effects on the economies and securities markets of the United States and other countries. Pandemics and epidemics have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds’ investments. The ongoing armed conflict between Ukraine and Russia in Europe, Israel and Hamas in the Middle East, and the war between the U.S. and Iran could have severe adverse effects on the regional or global economies and the markets for certain securities.
Cromwell Long Short Fund - Investor and Institutional Classes | Cromwell Long Short Fund | Large Capitalization Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Large-Capitalization Stock Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large-capitalization companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
Cromwell Long Short Fund - Investor and Institutional Classes | Cromwell Long Short Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk. Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in a portfolio manager’s ability to anticipate such changes that can adversely affect the value of the Fund’s holdings.
Cromwell Long Short Fund - Investor and Institutional Classes | Cromwell Long Short Fund | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Tax Risk. The Fund’s investments and investment strategies may be subject to special and complex federal income tax provisions, the effect of which may be, among other things: (1) to disallow, suspend, defer or otherwise limit the allowance of certain losses or deductions; (2) to accelerate income to the Fund; (3) to convert long-term capital gain, which is currently subject to lower tax rates, into short-term capital gain or ordinary income, which are currently subject to higher tax rates; (4) to convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited); (5) to treat dividends that would otherwise constitute qualified dividend income as non-qualified dividend income; and (6) to produce income that will not qualify as good income under the gross income requirements that must be met for the Fund to qualify as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).
Cromwell Long Short Fund - Investor and Institutional Classes | Cromwell Long Short Fund | Growth Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Growth Stock Risk. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of value stocks that can cushion stock prices in a falling market.

Cromwell Long Short Fund - Investor and Institutional Classes | Cromwell Long Short Fund | Industrial Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Industrial Sector Risk. The industrial sector can be significantly affected by, among other things, worldwide economic growth, supply and demand for specific products and services, rapid technological developments, international political and economic developments, environmental issues, tariffs and trade barriers, and tax and governmental regulatory policies. As the demand for, or prices of, industrials increase, the value of the Fund’s investments generally would be expected to also increase. Conversely, declines in the demand for, or prices of, industrials generally would be expected to contribute to declines in the value of such securities. Such declines may occur quickly and without warning and may negatively impact the value of the Fund and your investment.
Cromwell Long Short Fund - Investor and Institutional Classes | Cromwell Long Short Fund | Information Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Information Technology Sector Risk. Factors such as the failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product compatibility, consumer preferences, corporate capital expenditure, rapid obsolescence, competition from alternative technologies, and research and development of new products may significantly affect the market value of securities of issuers in the information technology sector.
Cromwell Long Short Fund - Investor and Institutional Classes | Cromwell Long Short Fund | Small And Mid Capitalization Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Small- and Mid-Capitalization Stock Risk. Stocks of mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than stocks of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks.
Cromwell Long Short Fund - Investor and Institutional Classes | Cromwell Long Short Fund | Mid Cap Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mid-Cap Securities Risk. Equity securities of mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than equity securities of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks.
Cromwell Tran Focus Fund - Investor and Institutional Classes | Cromwell Tran Focus Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	In addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.
Cromwell Tran Focus Fund - Investor and Institutional Classes | Cromwell Tran Focus Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Cromwell Tran Focus Fund - Investor and Institutional Classes | Cromwell Tran Focus Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversified Fund Risk. The Fund is non-diversified and therefore a greater percentage of holdings may be focused in a small number of issuers or a single issuer, which can place the Fund at greater risk. Notwithstanding the Fund’s status as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund intends to qualify as a regulated investment company accorded special tax treatment under the Internal Revenue Code, which imposes its own diversification requirements that are less restrictive than the requirements applicable to “diversified” investment companies under the 1940 Act.
Cromwell Tran Focus Fund - Investor and Institutional Classes | Cromwell Tran Focus Fund | ESGStrategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	ESG Strategy Risk. The Sub-Adviser’s use of its ESG framework could cause it to perform differently compared to funds that do not have such a policy. The criteria related to this ESG framework may result in the Fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous for it to do so. In addition, there is a risk that the companies identified by the ESG framework do not operate as expected when addressing ESG issues. There are significant differences in interpretations of what it means for a company to have positive ESG characteristics. While the Sub-Adviser believes its definitions are reasonable, the portfolio decisions it makes may differ with other investors’ or advisers’ views. To the extent the Sub-Adviser references third-party research and analytics in conducting its proprietary analysis, there is no guarantee that the data will be accurate. Scores from third-party providers may vary across providers.

Cromwell Tran Focus Fund - Investor and Institutional Classes | Cromwell Tran Focus Fund | Sustainable Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sustainable Investment Risk: The Fund follows a sustainable investment approach by investing in companies that demonstrate a focus on long-term sustainability in their overall strategy and business practices. In pursuing such a strategy, the Fund may forgo opportunities to gain exposure to certain companies, industries or sectors, and may be overweight or underweight in certain industries or sectors relative to its benchmark index, which may cause the Fund’s performance to be more or less sensitive to developments affecting those sectors. In addition, since sustainable investing takes into consideration factors beyond traditional financial analysis, the Fund may have fewer investment opportunities available to it than it would have if it did not take into account sustainable criteria for investments. Sustainability-related information provided by issuers and third parties, upon which the portfolio managers may rely, continues to develop, and may be incomplete, inaccurate, use different methodologies, or be applied differently across companies and industries. The Sub-Adviser’s criteria of sustainable investing will vary from other managers. Further, the regulatory landscape for sustainable investing in the United States is still developing and future rules and regulations may require the Fund to adapt its investment process. There is also a risk that the companies identified through the investment process may fail to adhere to sustainable business practices, which may result in the Fund choosing to sell a security when it might otherwise be disadvantageous to do so. Further, investors may differ in their views of what constitutes positive or negative ESG characteristics of a security. As a result, the Fund may invest in securities that do not reflect the beliefs of any particular investor. There is no guarantee that sustainable investments will outperform the broader market on either an absolute or relative basis. There is also no guarantee that the Sub-Adviser will successfully implement strategies or make investments in companies that result in favorable ESG outcomes while enhancing long-term shareholder value and achieving financial returns.
Cromwell Tran Focus Fund - Investor and Institutional Classes | Cromwell Tran Focus Fund | Value Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Value Investing Risk. A value stock may decrease in price or may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company’s value or the factors that the portfolio manager believes will cause the stock price to increase do not occur.
Cromwell Tran Focus Fund - Investor and Institutional Classes | Cromwell Tran Focus Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management Risk. Because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that the Sub-Adviser’s investment techniques and risk analysis will produce the desired result.
Cromwell Tran Focus Fund - Investor and Institutional Classes | Cromwell Tran Focus Fund | Market Changes Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Changes Risk. The value of the Fund’s investments may change because of broad changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility and increased redemptions. Such conditions may add significantly to the risk of volatility in the net asset value (“NAV”) of the Fund’s shares.
Cromwell Tran Focus Fund - Investor and Institutional Classes | Cromwell Tran Focus Fund | Recent Market Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent months and years due to a number of economic, political and global macro factors including rising inflation, tariffs, trade disputes, the possibility of a national or global recession, the war between Russia and Ukraine,the conflict between Israel and Hamas, and the war between the U.S. and Iran. Inflation, rapid fluctuations in inflation rates and, tariffs and trade disputes may have negative effects on the economies and securities markets of the United States and other countries. Pandemics and epidemics have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds’ investments. The ongoing armed conflict between Ukraine and Russia in Europe, Israel and Hamas in the Middle East, and the war between the U.S. and Iran, could have severe adverse effects on the regional or global economies and the markets for certain securities.
Cromwell Tran Focus Fund - Investor and Institutional Classes | Cromwell Tran Focus Fund | Large Capitalization Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Large-Capitalization Stock Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large-capitalization companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
Cromwell Tran Focus Fund - Investor and Institutional Classes | Cromwell Tran Focus Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk. Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in a portfolio manager’s ability to anticipate such changes that can adversely affect the value of the Fund’s holdings.
Cromwell Tran Focus Fund - Investor and Institutional Classes | Cromwell Tran Focus Fund | Industrial Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Industrial Sector Risk. The industrial sector can be significantly affected by, among other things, worldwide economic growth, supply and demand for specific products and services, rapid technological developments, international political and economic developments, environmental issues, tariffs and trade barriers, and tax and governmental regulatory policies. As the demand for, or prices of, industrials increase, the value of the Fund’s investments generally would be expected to also increase. Conversely, declines in the demand for, or prices of, industrials generally would be expected to contribute to declines in the value of such securities. Such declines may occur quickly and without warning and may negatively impact the value of the Fund and your investment.
Cromwell Tran Focus Fund - Investor and Institutional Classes | Cromwell Tran Focus Fund | Information Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Information Technology Sector Risk. Factors such as the failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product compatibility, consumer preferences, corporate capital expenditure, rapid obsolescence, competition from alternative technologies, and research and development of new products may significantly affect the market value of securities of issuers in the information technology sector.
Cromwell Tran Focus Fund - Investor and Institutional Classes | Cromwell Tran Focus Fund | Small And Mid Capitalization Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Small- and Mid-Capitalization Stock Risk. Stocks of mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than stocks of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks.
Cromwell Tran Focus Fund - Investor and Institutional Classes | Cromwell Tran Focus Fund | Mid Cap Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mid-Cap Securities Risk. Equity securities of mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than equity securities of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks.
Cromwell Tran Focus Fund - Investor and Institutional Classes | Cromwell Tran Focus Fund | Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sector Risk. The Fund may invest a significant portion of its assets in particular sectors of the economy and, therefore, the performance of the Fund could be negatively impacted and especially sensitive to developments and events that affect those particular sectors.
Cromwell Foresight Global Infrastructure Fund - Investor and Institutional Classes | Cromwell Foresight Global Infrastructure Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	In addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.
Cromwell Foresight Global Infrastructure Fund - Investor and Institutional Classes | Cromwell Foresight Global Infrastructure Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Cromwell Foresight Global Infrastructure Fund - Investor and Institutional Classes | Cromwell Foresight Global Infrastructure Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversified Fund Risk. The Fund is non-diversified and therefore a greater percentage of holdings may be focused in a small number of issuers or a single issuer, which can place the Fund at greater risk. Notwithstanding the Fund’s status as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund intends to qualify as a regulated investment company accorded special tax treatment under the Internal Revenue Code, which imposes its own diversification requirements that are less restrictive than the requirements applicable to “diversified” investment companies under the 1940 Act.
Cromwell Foresight Global Infrastructure Fund - Investor and Institutional Classes | Cromwell Foresight Global Infrastructure Fund | Sustainable Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sustainable Investment Risk: The Fund follows a sustainable investment approach by investing in companies that demonstrate a focus on long-term sustainability in their overall strategy and business practices. In pursuing such a strategy, the Fund may forgo opportunities to gain exposure to certain companies, industries or sectors, and may be overweight or underweight in certain industries or sectors relative to its benchmark index, which may cause the Fund’s performance to be more or less sensitive to developments affecting those sectors. In addition, since sustainable investing takes into consideration factors beyond traditional financial analysis, the Fund may have fewer investment opportunities available to it than it would have if it did not take into account sustainable criteria for investments. Sustainability-related information provided by issuers and third parties, upon which the portfolio managers may rely, continues to develop, and may be incomplete, inaccurate, use different methodologies, or be applied differently across companies and industries. The Sub-Adviser’s criteria of sustainable investing will vary from other managers. Further, the regulatory landscape for sustainable investing in the United States is still developing and future rules and regulations may require the Fund to adapt its investment process. There is also a risk that the companies identified through the investment process may fail to adhere to sustainable business practices, which may result in the Fund choosing to sell a security when it might otherwise be disadvantageous to do so. Further, investors may differ in their views of what constitutes positive or negative ESG characteristics of a security. As a result, the Fund may invest in securities that do not reflect the beliefs of any particular investor. There is no guarantee that sustainable investments will outperform the broader market on either an absolute or relative basis. There is also no guarantee that the Sub-Adviser will successfully implement strategies or make investments in companies that result in favorable ESG outcomes while enhancing long-term shareholder value and achieving financial returns.

Cromwell Foresight Global Infrastructure Fund - Investor and Institutional Classes | Cromwell Foresight Global Infrastructure Fund | Master Limited Partnership Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Master Limited Partnership Risk. Investment in securities of an MLP involves risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price. Certain MLP securities may trade in lower volumes due to their smaller capitalizations. Accordingly, those MLPs may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. Investment in those MLPs may restrict the Fund’s ability to take advantage of other investment opportunities. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.

Cromwell Foresight Global Infrastructure Fund - Investor and Institutional Classes | Cromwell Foresight Global Infrastructure Fund | Infrastructure Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Infrastructure Companies Risk. Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Some of the specific risks that infrastructure companies may be particularly affected by, or subject to, include the following: regulatory risk, technology risk, regional or geographic risk, natural disasters risk, through-put risk, project risk, strategic asset risk, operation risk, customer risk, interest rate risk, inflation risk and financing risk.

In particular, the operations of infrastructure projects are exposed to unplanned interruptions caused by significant catastrophic events, such as cyclones, earthquakes, landslides, floods, explosion, fire, terrorist attack, major plant breakdown, pipeline or electricity line rupture or other disasters. Operational disruption, as well as supply disruption, could adversely impact the cash flows available from these assets.

Further, national and local environmental laws and regulations affect the operations of infrastructure projects. Standards are set by these laws, and regulations are imposed regarding certain aspects of health and environmental quality, and they provide for penalties and other liabilities for the violation of such standards, and establish, in certain circumstances, obligations to remediate and rehabilitate current and former facilities and locations where operations are, or were, conducted. These laws and regulations may have a detrimental impact on the financial performance of infrastructure projects.

Cromwell Foresight Global Infrastructure Fund - Investor and Institutional Classes | Cromwell Foresight Global Infrastructure Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management Risk. Because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that the Sub-Adviser’s investment techniques and risk analysis will produce the desired result.
Cromwell Foresight Global Infrastructure Fund - Investor and Institutional Classes | Cromwell Foresight Global Infrastructure Fund | Market Changes Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Changes Risk. The value of the Fund’s investments may change because of broad changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility and increased redemptions. Such conditions may add significantly to the risk of volatility in the net asset value (“NAV”) of the Fund’s shares.
Cromwell Foresight Global Infrastructure Fund - Investor and Institutional Classes | Cromwell Foresight Global Infrastructure Fund | Other Investment Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Other Investment Companies Risk. Investing in other investment companies subjects the Fund to those risks affecting the investment companies themselves, including the possibility that the value of the underlying securities held by an investment company could decrease or an investment company’s portfolio becomes illiquid. Additionally, an investment company may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Fund’s performance. To the extent that the Fund invests in other investment companies, investors in the Fund will bear both their proportionate share of expenses in the Fund and, indirectly, the expenses of the investment companies in which the Fund invests.
Cromwell Foresight Global Infrastructure Fund - Investor and Institutional Classes | Cromwell Foresight Global Infrastructure Fund | Exchange Traded Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Exchange-Traded Fund Risk. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying ETFs purchased or sold by the Fund could result in losses on the Fund’s investment in ETFs. ETFs also have management fees that increase their costs versus the costs of owning the underlying securities directly. The Fund may purchase shares of ETFs at prices that exceed the net asset value of their underlying investments (i.e., premium) and may sell shares of ETFs at prices below such net asset value (i.e., discount), and the Fund will likely incur brokerage costs when it purchases and sells ETFs. Due to the costs of buying or selling shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments. Additionally, supply and demand for shares of an ETF or market disruptions may cause the market price of the ETF to deviate from the value of the ETF’s investments, which may lead to widening of the bid-ask spread quoted throughout the day and may be exacerbated in less liquid or volatile markets.
Cromwell Foresight Global Infrastructure Fund - Investor and Institutional Classes | Cromwell Foresight Global Infrastructure Fund | Recent Market Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent months and years due to a number of economic, political and global macro factors including rising inflation, tariffs, trade disputes, the possibility of a national or global recession, the war between Russia and Ukraine,the conflict between Israel and Hamas, and the war between the U.S. and Iran. Inflation, rapid fluctuations in inflation rates and, tariffs and trade disputes may have negative effects on the economies and securities markets of the United States and other countries. Pandemics and epidemics have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds’ investments. The ongoing armed conflict between Ukraine and Russia in Europe, Israel and Hamas in the Middle East, and the war between the U.S. and Iran, could have severe adverse effects on the regional or global economies and the markets for certain securities.
Cromwell Foresight Global Infrastructure Fund - Investor and Institutional Classes | Cromwell Foresight Global Infrastructure Fund | MLPTax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	MLP Tax Risk. A change in current tax law, or a change in the business of a given MLP, could result in an MLP being treated as a corporation or other form of taxable entity for U.S. federal income tax purposes, which would result in the MLP being required to pay U.S. federal income tax, excise tax or another form of tax on its taxable income. The classification of an MLP as a corporation or other form of taxable entity for U.S. federal income tax purposes could reduce the amount of cash available for distribution by the MLP and could cause any such distributions received by the Fund to be taxed as dividend income, return of capital, or capital gain. Therefore, if any MLPs owned by the Fund were treated as corporations or other forms of taxable entity for U.S. federal income tax purposes, the after-tax return to the Fund with respect to its investment in such MLPs could be materially reduced which could cause a material decrease in the net asset value per share (“NAV”) of the Fund’s shares.
Cromwell Foresight Global Infrastructure Fund - Investor and Institutional Classes | Cromwell Foresight Global Infrastructure Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk. Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in a portfolio manager’s ability to anticipate such changes that can adversely affect the value of the Fund’s holdings.
Cromwell Foresight Global Infrastructure Fund - Investor and Institutional Classes | Cromwell Foresight Global Infrastructure Fund | Depositary Receipts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Depositary Receipts Risk. Investments in depositary receipts may entail the special risks of foreign investing, including currency exchange fluctuations, government regulations, and the potential for political and economic instability.
Cromwell Foresight Global Infrastructure Fund - Investor and Institutional Classes | Cromwell Foresight Global Infrastructure Fund | Risk Of Focusing Investment On Region Or Country [Member]
Prospectus [Line Items]
Risk [Text Block]	Risk of Focusing Investment on Region or Country: Investing a significant portion of assets in one country or region makes the Fund more dependent upon the political and economic circumstances of that particular country or region.◦Asia/Pacific Investment Risk. Investments in countries in the Asian/Pacific region will be impacted by the market conditions, legislative or regulatory changes, competition, or political, economic and other developments in Asia or the Pacific. Investments in China, New Zealand, Australia and Singapore may subject the Fund to certain additional risks, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations (including currency blockage), trading halts, imposition of tariffs, limitations on repatriation and differing legal standards.◦Eurozone Investment Risk. The Economic and Monetary Union of the European Union (EMU) is comprised of the European Union (EU) members that have adopted the euro currency. By adopting the euro as its currency, a member state relinquishes control of its own monetary policies and is subject to fiscal and monetary controls. EMU members could voluntarily abandon or be forced out of the euro. Such events could impact the market values of Eurozone and various other securities and currencies, cause redenomination of certain securities into less valuable local currencies and create more volatile and illiquid markets. Certain countries and regions in the EU are experiencing significant financial difficulties. Some of these countries may be dependent on assistance from other European governments and institutions or agencies. One or more countries could depart from the EU, which could weaken the EU and, by extension, its remaining members. For example, the United Kingdom’s departure, described in more detail below. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.
Cromwell Foresight Global Infrastructure Fund - Investor and Institutional Classes | Cromwell Foresight Global Infrastructure Fund | Industrial Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Industrial Sector Risk. The industrial sector can be significantly affected by, among other things, worldwide economic growth, supply and demand for specific products and services, rapid technological developments, international political and economic developments, environmental issues, tariffs and trade barriers, and tax and governmental regulatory policies. As the demand for, or prices of, industrials increase, the value of the Fund’s investments generally would be expected to also increase. Conversely, declines in the demand for, or prices of, industrials generally would be expected to contribute to declines in the value of such securities. Such declines may occur quickly and without warning and may negatively impact the value of the Fund and your investment.
Cromwell Foresight Global Infrastructure Fund - Investor and Institutional Classes | Cromwell Foresight Global Infrastructure Fund | Information Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Information Technology Sector Risk. Factors such as the failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product compatibility, consumer preferences, corporate capital expenditure, rapid obsolescence, competition from alternative technologies, and research and development of new products may significantly affect the market value of securities of issuers in the information technology sector.
Cromwell Foresight Global Infrastructure Fund - Investor and Institutional Classes | Cromwell Foresight Global Infrastructure Fund | Listed Investment Trusts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Listed Investment Trusts Risk. Listed investment trusts are investment vehicles organized as trusts that issue a fixed number of shares in an initial public offering, after which their shares trade at market value on an exchange. The net asset value of an investment trust fluctuates due to the valuation changes of the investment securities or assets held by the investment trust (assets denominated in foreign currencies are also subject to the exchange rate fluctuations subject to hedging strategy). However, because the shares of a listed investment trust trade at market value on an exchange, such shares can trade below their net asset value (known as a discount) or above net asset value (known as a premium). Current market uncertainty has pushed investment trusts to the widest discounts in years, and there is a risk that such discounts may continue to widen after the Fund has made an investment. Investment trusts that trade at a discount are not typically able to issue new shares to invest in new assets or securities and may not succeed in conducting accretive investment activity for growth.
Cromwell Foresight Global Infrastructure Fund - Investor and Institutional Classes | Cromwell Foresight Global Infrastructure Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets and political and economic developments in foreign countries, may affect the value of the Fund’s investments in foreign securities. Foreign securities may also subject the Fund’s investments to changes in currency rates.
Cromwell Foresight Global Infrastructure Fund - Investor and Institutional Classes | Cromwell Foresight Global Infrastructure Fund | Small And Mid Capitalization Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Small- and Mid-Capitalization Stock Risk. Stocks of mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than stocks of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks.
Cromwell Foresight Global Infrastructure Fund - Investor and Institutional Classes | Cromwell Foresight Global Infrastructure Fund | Mid Cap Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mid-Cap Securities Risk. Equity securities of mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than equity securities of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks.
Cromwell Foresight Global Infrastructure Fund - Investor and Institutional Classes | Cromwell Foresight Global Infrastructure Fund | REITInvestment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	REIT Investment Risk. The Fund’s investments in REITs will, among other things, be subject to many of the same risks as a direct investment in real estate. The stock prices of companies in the real estate industry, including REITs, are typically sensitive to changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, as well as the management skill and creditworthiness of the issuer.
Cromwell Greenspring Mid Cap Fund - Investor and Institutional Classes | Cromwell Greenspring Mid Cap Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	In addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.
Cromwell Greenspring Mid Cap Fund - Investor and Institutional Classes | Cromwell Greenspring Mid Cap Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Cromwell Greenspring Mid Cap Fund - Investor and Institutional Classes | Cromwell Greenspring Mid Cap Fund | Value Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Value Investing Risk. A value stock may decrease in price or may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company’s value or the factors that the portfolio manager believes will cause the stock price to increase do not occur.
Cromwell Greenspring Mid Cap Fund - Investor and Institutional Classes | Cromwell Greenspring Mid Cap Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management Risk. Because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that the Sub-Adviser’s investment techniques and risk analysis will produce the desired result.
Cromwell Greenspring Mid Cap Fund - Investor and Institutional Classes | Cromwell Greenspring Mid Cap Fund | Preferred Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Preferred Stock Risk. Preferred stock represents an equity interest in a company that generally entitles the holder to receive dividends and a fixed share of the proceeds from the company’s liquidation. Preferred stock is subject to issuer-specific and market risk applicable generally to equity securities, and is also subject to many of the risks associated with debt securities, including interest rate risk. The value of preferred stock may decline if dividends are not paid. In certain situations an issuer may call or redeem its preferred stock or convert it to common stock. The market prices of preferred stocks are generally more sensitive to actual or perceived changes in the issuer’s financial condition or prospects than are the prices of debt securities.
Cromwell Greenspring Mid Cap Fund - Investor and Institutional Classes | Cromwell Greenspring Mid Cap Fund | Market Changes Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Changes Risk. The value of the Fund’s investments may change because of broad changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility and increased redemptions. Such conditions may add significantly to the risk of volatility in the net asset value (“NAV”) of the Fund’s shares.
Cromwell Greenspring Mid Cap Fund - Investor and Institutional Classes | Cromwell Greenspring Mid Cap Fund | Other Investment Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Other Investment Companies Risk. Investing in other investment companies subjects the Fund to those risks affecting the investment companies themselves, including the possibility that the value of the underlying securities held by an investment company could decrease or an investment company’s portfolio becomes illiquid. Additionally, an investment company may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Fund’s performance. To the extent that the Fund invests in other investment companies, investors in the Fund will bear both their proportionate share of expenses in the Fund and, indirectly, the expenses of the investment companies in which the Fund invests.
Cromwell Greenspring Mid Cap Fund - Investor and Institutional Classes | Cromwell Greenspring Mid Cap Fund | Recent Market Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent months and years due to a number of economic, political and global macro factors including rising inflation, tariffs, trade disputes, the possibility of a national or global recession, the war between Russia and Ukraine,the conflict between Israel and Hamas, and the war between the U.S. and Iran. Inflation, rapid fluctuations in inflation rates and, tariffs and trade disputes may have negative effects on the economies and securities markets of the United States and other countries. Pandemics and epidemics have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds’ investments. The ongoing armed conflict between Ukraine and Russia in Europe, Israel and Hamas in the Middle East and the war between the U.S. and Iran could have severe adverse effects on the regional or global economies and the markets for certain securities.
Cromwell Greenspring Mid Cap Fund - Investor and Institutional Classes | Cromwell Greenspring Mid Cap Fund | Large Capitalization Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Large-Capitalization Stock Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large-capitalization companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
Cromwell Greenspring Mid Cap Fund - Investor and Institutional Classes | Cromwell Greenspring Mid Cap Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk. Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in a portfolio manager’s ability to anticipate such changes that can adversely affect the value of the Fund’s holdings.
Cromwell Greenspring Mid Cap Fund - Investor and Institutional Classes | Cromwell Greenspring Mid Cap Fund | Industrial Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Industrial Sector Risk. The industrial sector can be significantly affected by, among other things, worldwide economic growth, supply and demand for specific products and services, rapid technological developments, international political and economic developments, environmental issues, tariffs and trade barriers, and tax and governmental regulatory policies. As the demand for, or prices of, industrials increase, the value of the Fund’s investments generally would be expected to also increase. Conversely, declines in the demand for, or prices of, industrials generally would be expected to contribute to declines in the value of such securities. Such declines may occur quickly and without warning and may negatively impact the value of the Fund and your investment.
Cromwell Greenspring Mid Cap Fund - Investor and Institutional Classes | Cromwell Greenspring Mid Cap Fund | Information Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Information Technology Sector Risk. Factors such as the failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product compatibility, consumer preferences, corporate capital expenditure, rapid obsolescence, competition from alternative technologies, and research and development of new products may significantly affect the market value of securities of issuers in the information technology sector.
Cromwell Greenspring Mid Cap Fund - Investor and Institutional Classes | Cromwell Greenspring Mid Cap Fund | Small And Mid Capitalization Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Small- and Mid-Capitalization Stock Risk. Stocks of mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than stocks of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks.
Cromwell Greenspring Mid Cap Fund - Investor and Institutional Classes | Cromwell Greenspring Mid Cap Fund | Mid Cap Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mid-Cap Securities Risk. Equity securities of mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than equity securities of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks.